UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04993

Nicholas Limited Edition, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 12/31/2007 Date of Reporting Period: 09/30/2007 Item 1. Schedule of Investments.

	Nicholas Limited Edition, Inc.
	Schedule of Investments (unaudited)
	AS OF: 09/30/07

		VALUE
		------------
COMMON STOCKS - 91.65%
	Consumer Discretionary - Auto & Components - 0.69%
70,000	Amerigon Incorporated *	$ 1,211,700
		------------
	Consumer Discretionary - Consumer Durables &
	Apparel - 1.03%
90,000	Carter's, Inc. *	1,795,500
		------------
	Consumer Discretionary - Consumer Services - 1.70%
10,000	Chipotle Mexican Grill, Inc. - Class A *	1,181,300
40,800	Matthews International Corporation	1,787,040
		------------
		2,968,340
		------------
	Consumer Discretionary - Hotels, Restaurants
	& Leisure - 2.73%
17,500	Jack in the Box Inc. *	1,134,700
37,500	P.F. Chang's China Bistro, Inc. *	1,110,000
20,500	Panera Bread Company *	836,400
22,500	Shuffle Master, Inc. *	336,375
57,500	Sonic Corp. *	1,345,500
		------------
		4,762,975
		------------
	Consumer Discretionary - Retail - 4.47%
26,000	J.Crew Group, Inc. *	1,079,000
60,000	Monro Muffler Brake, Inc.	2,027,400
95,000	O'Reilly Automotive, Inc. *	3,173,950
70,000	Penske Automotive Group, Inc.	1,416,800
2,000	Tractor Supply Company *	92,180
		------------
		7,789,330
		------------
	Consumer Staples - Food, Beverage & Tobacco - 0.77%
25,000	J.M. Smucker Company (The)	1,335,500
		------------
	Consumer Staples - Household & Personal
	Products - 0.98%
50,000	WD-40 Company	1,707,000
		------------
	Energy - 5.59%
123,200	Continental Resources, Inc. *	2,234,848
70,500	Crosstex Energy, Inc.	2,672,655
21,000	Denbury Resources Inc. *	938,490
30,000	Dril-Quip, Inc. *	1,480,500
55,000	TETRA Technologies, Inc. *	1,162,700
140,400	TXCO Resources Inc. *	1,257,984
		------------
		9,747,177
		------------
	Exchange Traded Fund - 0.12%
2,500	iShares Russell 2000 Growth Index Fund	212,850
		------------
	Financials - Banks - 3.32%
101,000	Baylake Corp.	1,353,400
95,000	CoBiz Financial Inc.	1,626,400
60,000	FirstMerit Corporation	1,185,600
75,000	Texas Capital Bancshares, Inc. *	1,630,500
		------------
		5,795,900
		------------
	Financials - Diversified - 4.10%
23,000	Affiliated Managers Group, Inc. *	2,932,730
55,000	Eaton Vance Corp.	2,197,800
75,000	Waddell & Reed Financial, Inc.	2,027,250
		------------
		7,157,780
		------------
	Financials - Insurance - 7.86%
120,000	Brown & Brown, Inc.	3,156,000
112,500	HCC Insurance Holdings, Inc.	3,222,000
25,500	IPC Holdings, Ltd.	735,675
83,300	National Financial Partners Corporation	4,413,234
53,400	Willis Group Holdings Limited	2,186,196
		------------
		13,713,105
		------------
	Health Care - Equipment - 7.35%
100,000	DexCom, Inc. *	999,000
80,000	ev3 Inc. *	1,313,600
5,000	ICU Medical, Inc. *	193,750
20,500	IDEXX Laboratories, Inc. *	2,246,595
14,400	Insulet Corporation *	313,200
29,550	Meridian Bioscience, Inc.	895,956
60,000	Micrus Endovascular Corporation *	1,096,200
42,500	NuVasive, Inc. *	1,527,025
49,000	Respironics, Inc. *	2,353,470
70,000	Wright Medical Group, Inc. *	1,877,400

			------------
			12,816,196
			------------
	Health Care - Pharmaceuticals &
	Biotechnology - 6.09%
49,000	Charles River Laboratories
	International, Inc. *		2,751,350
40,000	Kendle International Inc. *		1,661,200
70,000	Medicis Pharmaceutical Corporation		2,135,700
45,000	PAREXEL International Corporation *		1,857,150
35,000	Techne Corporation *		2,207,800
			------------
			10,613,200
			------------
	Health Care - Services - 6.75%
80,000	AmSurg Corp. *		1,845,600
62,500	DaVita, Inc. *		3,948,750
91,000	Dialysis Corporation of America *		886,340
36,200	MWI Veterinary Supply, Inc. *		1,366,550
89,000	VCA Antech, Inc. *		3,715,750
			------------
			11,762,990
			------------
	Industrials - Capital Goods - 7.84%
10,000	Basin Water, Inc. *		118,300
22,500	Ceradyne, Inc. *		1,704,150
62,118	DRS Technologies, Inc.		3,423,944
57,650	Graco Inc.		2,254,691
30,000	Middleby Corporation (The) *		1,936,200
50,000	MSC Industrial Direct Co., Inc. - Class A		2,529,500
53,750	Sun Hydraulics Corporation		1,709,250
			------------
			13,676,035
			------------
	Industrials - Commerical Services & Supplies - 8.73%
35,500	Advisory Board Company (The) *		2,075,685
50,000	Brady Corporation		1,794,000
45,000	Copart, Inc. *		1,547,550
57,500	CRA International, Inc. *		2,770,925
52,500	G&K Services, Inc.		2,110,500
7,500	IHS Inc. *		423,675
75,000	Mobile Mini, Inc. *		1,812,000
10,000	Navigant Consulting, Inc. *		126,600
45,000	Stericycle, Inc. *		2,572,200
			------------
			15,233,135
			------------
	Industrials - Transportation - 0.93%
94,250	Knight Transportation, Inc.		1,622,043
			------------
	Information Technology - Hardware &
	Equipment - 9.44%
90,000	ADC Telecommunications, Inc. *		1,764,900
60,000	Daktronics, Inc.		1,633,200
1,900	Dolby Laboratories, Inc. *		66,158
17,300	DTS, Inc. *		525,401
140,000	Emulex Corporation *		2,683,800
50,000	FLIR Systems, Inc. *		2,769,500
65,000	Intermec, Inc. *		1,697,800
68,000	Plexus Corp. *		1,863,200
20,000	Rofin-Sinar Technologies Inc. *		1,404,200
65,000	ScanSource, Inc. *		1,827,150
14,000	TESSCO Technologies Incorporated *		219,660
			------------
			16,454,969
			------------
	Information Technology - Semiconductors &
	Semiconductor Equipment - 0.85%
170,000	Entegris, Inc. *		1,475,600
			------------
	Information Technology - Software & Services - 7.99%
40,000	ANSYS, Inc. *		1,366,800
67,500	Business Objects S.A. *		3,028,725
40,000	FactSet Research Systems Inc.		2,742,000
65,900	Heartland Payment Systems, Inc.		1,693,630
47,500	MICROS Systems, Inc. *		3,090,825
55,000	Wright Express Corporation *		2,006,950
			------------
			13,928,930
			------------
	Materials - 1.76%
81,000	AptarGroup, Inc.		3,067,470
			------------
	Telecommunication Services - 0.56%
40,000	Clearwire Corporation *		977,600
			------------

TOTAL Common Stocks	(COST: $	105,158,415)	159,825,325
			------------

SHORT-TERM INVESTMENTS - 8.07%
	Commercial Paper - 7.13%

$ 550,000	Valspar Corporation 10/01/07, 5.32%	550,000
650,000	ITT Corporation 10/02/07, 6.05%	649,891
500,000	Kinder Morgan Energy Partners L.P. 10/03/07, 5.40%	499,850
600,000	Coca-Cola Enterprises Inc. 10/04/07, 5.35%	599,733
550,000	General Mills, Inc. 10/05/07, 5.67%	549,653
550,000	Kinder Morgan Energy Partners L.P. 10/05/07, 5.35%	549,673
650,000	General Mills, Inc. 10/09/07, 5.38%	649,223
425,000	General Mills, Inc. 10/09/07, 5.80%	424,452
500,000	Kraft Foods Inc. 10/10/07, 5.30%	499,338
750,000	Aetna Inc. 10/11/07, 6.05%	748,740
500,000	Kinder Morgan Energy Partners L.P. 10/11/07, 5.85%,	499,188
400,000	Kraft Foods Inc. 10/12/07, 5.35%	399,346
500,000	Avery Dennison Corporation 10/16/07, 5.40%	498,875
500,000	Walt Disney Company (The) 10/16/07, 5.35%	498,885
600,000	Aetna Inc. 10/17/07, 6.10%	598,374
400,000	Kraft Foods Inc. 10/18/07, 5.35%	398,989
400,000	Time Warner Cable Inc. 10/19/07, 5.37%	398,926
1,100,000	Schering-Plough Corporation 10/22/07, 5.35%	1,096,567
450,000	UBS Finance (Delaware) LLC 10/26/07, 5.50%	448,281
800,000	General Mills, Inc. 10/30/07, 5.37%	796,539
600,000	Time Warner Inc. 10/31/07, 5.37%	597,315
475,000	Fortune Brands, Inc. 11/01/07, 5.30%	472,832
		------------
		12,424,670
		------------
	Variable Rate Security - 0.94%
1,641,734	Wisconsin Corporate Central
	Credit Union 11/01/07, 4.24%	1,641,734
		------------

TOTAL Short-term Investments (COST: $ 14,066,404)		14,066,404
		------------

TOTAL SECURITY HOLDINGS - 99.72%		173,891,729
OTHER ASSETS, NET OF LIABILITIES - 0.28%		491,869
		------------
TOTAL NET ASSETS		$174,383,598
		------------
		------------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of September 30, 2007, investment cost for federal tax purposes was $119,178,223 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$57,791,870
Unrealized depreciation	(3,078,364)
-----------
Net unrealized appreciation	$54,713,506
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc. By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer

Date: 11/29/2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 11/29/2007 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 11/29/2007